Note M - Commitments (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
Operating Leases, Rent Expense		$ 169,000	$ 166,000
Legal Fees	$ 208,000